LEASES - Weighted Average (Details)	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
LEASES
Weighted average remaining lease term (in years) - operating leases	2 years 1 month 24 days	2 years 2 months 8 days	1 year 5 months 1 day	1 year 4 months 24 days
Weighted average discount rate - operating leases	7.77%	7.73%	6.03%	6.07%